Share Based Compensation - Schedule of Share Based Compensation Expense (Details)	12 Months Ended
Dec. 31, 2021 CNY (¥)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	¥ 454,552
Fulfillment Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	59,583,000
Selling and Marketing Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	38,463,000
General and Administrative Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	316,911,000
Technology and Content Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	¥ 36,595,000